Material related party transactions - Summary of balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Material related party transactions
Amounts due from related parties	¥ 574	¥ 13,117
Less: loss allowance	(16)	(2,707)
Prepayments to and amounts due from related parties	9,010	26,618
Amounts due to related parties	1,949	9,450
Alliance affiliates
Material related party transactions
Amounts due from related parties	590	3,944
Yutong affiliates
Material related party transactions
Amounts due from related parties		11,880
Prepayments to and amounts due from related parties		13,501
Amounts due to related parties		2,185
Yuji affiliates
Material related party transactions
Prepayments to and amounts due from related parties	8,436
Amounts due to related parties	¥ 1,949	¥ 7,265